Restricted Net Assets	12 Months Ended
Dec. 31, 2013
Restricted Net Assets [Abstract]
Restricted Net Assets
28.	RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group's PRC subsidiaries, VIEs and VIEs' subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income be set aside as a reserve prior to the payment of dividends. As a result of these PRC laws and regulations, the Group's PRC subsidiaries, VIEs and VIEs' subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The balance of restricted net assets was $156,762 and $261,895, of which $68,067 and $89,243 was attributed to the paid in capital and statutory reserves of the VIEs and VIEs' subsidiaries and $88,695, and $172,652 was attributed to the paid in capital and statutory reserves of the Company's PRC subsidiaries, as of December 31, 2012 and 2013, respectively. The PRC subsidiaries' accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs' revenues and accumulated profits may be transferred to Qizhi Software through contractual arrangements without the consent of a third party.